SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	5,791,893
Warrants, exercise price	$ 4.00
Remaining life	8 months 4 days
Expiry date	Nov. 03, 2023
Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,961,250
Warrants, exercise price	$ 3.00
Remaining life	1 year 2 months 1 day
Expiry date	Apr. 29, 2024
Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	16,498,392
Warrants, exercise price	$ 3.00
Remaining life	1 year 2 months 12 days
Expiry date	May 11, 2024
Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	25,251,535	27,969,867	6,327,400
Warrants, exercise price	$ 3.23	$ 3.21	$ 0.29
Plateau Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,375,287
Warrants, exercise price	$ 0.40
Remaining life	1 year 1 month 28 days
Expiry date	Apr. 27, 2024
Number of share issuable	398,833
Plateau Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	875,534
Warrants, exercise price	$ 0.40
Remaining life	1 year 2 months 15 days
Expiry date	May 12, 2024
Number of share issuable	253,905
Plateau Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	17,322
Warrants, exercise price	$ 0.40
Remaining life	1 year 2 months 15 days
Expiry date	May 13, 2024
Number of share issuable	5,023
Plateau Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	2,268,143	2,838,143
Warrants, exercise price	$ 0.40	$ 0.40
Number of share issuable	657,761